COMMON SHARES (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 25, 2017	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMMON SHARES
Common shares, shares authorized			500,000,000	500,000,000
Common shares, par value			$ 0	$ 0
Shares issued during period	180,000,000	100,000,000
Issuance of common shares	$ 42,480,000		$ 10,894,890		$ 42,480,000
Common shares, total issued shares			481,027,002	381,027,002	381,027,002
Market price		$ 0.11
Total consideration		$ 11,000,000	$ 11,000,000	$ 0	$ 0
Lockup period for issuance of shares		180 days